Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Write-off	R$ 413	R$ 25	R$ 2,374
Net book value	4,796,016	4,041,491
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	4,339,859	4,093,140	2,684,559
Additions	99,993	150,023	176,110
Write-off	(3,271)	(447)	(2,140)
Business combinations	803,875	106,595	1,234,611
Remesurement	2,556	(8,637)
Transfer amount		(815)
Intangible assets and goodwill, balance at end	5,243,012	4,339,859	4,093,140
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(298,368)	(192,305)	(111,549)
Amortization	(151,486)	(106,485)	(80,522)
Write-off	2,858	422	(234)
Intangible assets and goodwill, balance at end	(446,996)	(298,368)	(192,305)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value	1,334,699	1,257,045
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,257,045	1,184,336	810,656
Additions		39,100
Business combinations	75,098	42,246	373,680
Remesurement	2,556	(8,637)
Intangible assets and goodwill, balance at end	1,334,699	1,257,045	1,184,336
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	2,189,814	2,165,406	1,451,270
Additions		24,408	108,000
Business combinations	586,263		606,136
Intangible assets and goodwill, balance at end	2,776,077	2,189,814	2,165,406
Net book value	2,776,077	2,189,814
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value		156,022		R$ 167,105
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	182,060	133,369	75,014
Write-off		(22)
Business combinations		51,185	58,355
Transfer amount		(2,472)
Intangible assets and goodwill, balance at end	182,060	182,060	133,369
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(14,955)	(8,529)	(3,502)
Amortization	(11,083)	(6,426)	(5,027)
Intangible assets and goodwill, balance at end	(26,038)	(14,955)	(8,529)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	276,320	223,453
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	435,816	431,277	283,539
Additions		80	684
Business combinations	142,451	3,929	147,054
Transfer amount		530
Intangible assets and goodwill, balance at end	578,267	435,816	431,277
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(212,363)	(142,270)	(85,832)
Amortization	(89,584)	(70,093)	(56,438)
Intangible assets and goodwill, balance at end	(301,947)	(212,363)	(142,270)
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	47,056	26,023
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	43,300	21,759	16,221
Additions	1,314	1,423	3,044
Write-off	(2,235)	(381)	1,020
Business combinations	63	33	1,474
Transfer amount	28,708	20,466
Intangible assets and goodwill, balance at end	71,150	43,300	21,759
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(17,277)	(12,699)	(6,256)
Amortization	(8,764)	(4,943)	(5,844)
Write-off	1,947	365	(599)
Intangible assets and goodwill, balance at end	(24,094)	(17,277)	(12,699)
Education Content [Member]
IfrsStatementLineItems [Line Items]
Net book value	41,971	43,027
Education Content [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	69,589	17,305	17,305
Additions	9,827	11,231
Write-off		(7)
Business combinations		2,627
Transfer amount	4,785	38,433
Intangible assets and goodwill, balance at end	84,201	69,589	17,305
Education Content [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(26,562)	(16,672)	(7,692)
Amortization	(15,668)	(9,634)	(8,980)
Write-off		57
Transfer amount		(313)
Intangible assets and goodwill, balance at end	(42,230)	(26,562)	(16,672)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	96,874	80,656
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	90,749	34,397	355
Additions	37,712	32,879	996
Business combinations		5,520	33,046
Transfer amount	16	17,953
Intangible assets and goodwill, balance at end	128,477	90,749	34,397
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(10,093)	(657)	(32)
Amortization	(21,504)	(9,436)	(625)
Transfer amount	(6)
Intangible assets and goodwill, balance at end	(31,603)	(10,093)	(657)
Educational Platform [Member]
IfrsStatementLineItems [Line Items]
Net book value	53,992	38,658
Educational Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	55,697	76,444	27,902
Additions	23,164	14,761	39,686
Write-off	(911)	(9)	(2,743)
Business combinations			11,599
Transfer amount	(3,058)	(35,499)
Intangible assets and goodwill, balance at end	74,892	55,697	76,444
Educational Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(17,039)	(11,478)	(8,235)
Amortization	(4,778)	(5,874)	(3,608)
Write-off	911		365
Transfer amount	6	313
Intangible assets and goodwill, balance at end	(20,900)	(17,039)	(11,478)
Software In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value	12,134	14,734
Software In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	14,734	28,847	2,297
Additions	27,976	26,141	23,700
Write-off	(125)	(28)	(417)
Business combinations			3,267
Transfer amount	(30,451)	(40,226)
Intangible assets and goodwill, balance at end	12,134	14,734	28,847
Software In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	871	976
Other [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,055
Business combinations		1,055
Intangible assets and goodwill, balance at end	1,055	1,055
Other [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(79)
Amortization	(105)	(79)
Intangible assets and goodwill, balance at end	R$ (184)	R$ (79)